Income Taxes (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 USD ($)
Income Taxes [Line Items]
Unrecognized tax benefits
Deferred tax
Deferred income tax benefits		4
Current income tax expenses	$ 2,770
Taxes underpayment | ¥			¥ 100